Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares	Subscription receivable	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income/(loss)	Total attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2020		$ 5,600		$ 57,821	$ (1,049,678)	$ 4,704	$ (981,553)	$ (2,576)	$ (984,129)
Balance (in Shares) at Dec. 31, 2020		560,000
Net income (loss)					(533)		(533)	(137,999)	(138,532)
Foreign currency translation adjustment						6,148	6,148	1,603	7,751
Directors’ remuneration				200,000			200,000		200,000
Balance at Dec. 31, 2021		$ 5,600		257,821	(1,050,211)	10,852	(775,938)	(138,972)	(914,910)
Balance (in Shares) at Dec. 31, 2021		560,000
Net income (loss)					458,667		458,667	(322,820)	135,847
Foreign currency translation adjustment						(1,282)	(1,282)	(638)	(1,920)
Settlement of subscription receivable	[1]
Directors’ remuneration				240,000			240,000		240,000
Issuance of shares		$ 418	(319,872)	961,120			641,666		641,666
Issuance of shares (in Shares)		41,830
Balance at Dec. 31, 2022		$ 6,018	(319,872)	1,458,941	(591,544)	9,570	563,113	(462,430)	$ 100,683
Balance (in Shares) at Dec. 31, 2022		601,830							601,830
Net income (loss)					130,193		130,193	(21,775)	$ 108,418
Foreign currency translation adjustment						(16,858)	(16,858)	(5,846)	(22,704)
Settlement of subscription receivable			219,628				219,628		219,628	[1]
Directors’ remuneration
Issuance of shares		$ 963	(2,866,856)	2,865,893
Issuance of shares (in Shares)		96,293
Balance at Dec. 31, 2023		$ 6,981	$ (2,967,100)	$ 4,324,834	$ (461,351)	$ (7,288)	$ 896,076	$ (490,051)	$ 406,025
Balance (in Shares) at Dec. 31, 2023		698,123							698,123

[1]	On January 18, 2023, the Company received $192,308 from Seazen, reducing the subscription receivable by $192,308. On January 10, 2023, the Company issued and allotted additional 27,293 ordinary shares to Tung Donald FAN and Hok Lun Alan Lau at the consideration of $812,573. On December 4, 2023, the Company issued and allotted additional 69,000 shares to DoubleClick Services Limited at $2,054,283. Among the subscription receivable during the year, $27,320 was settled by the professional consulting service rendered during the year ended December 31, 2023.